Fair Values of Assets And Liabilities	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUES OF ASSETS AND LIABILITIES
23.	FAIR VALUES OF ASSETS AND LIABILITIES

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2014:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ (Liabilities) At Fair Value
Warrants (see Note 19) (1)	$0	$0	$(25)	$(25)
	$0	$(0)	$(25)	$(25)

(1)
The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model or the Monte Carlo simulation method.

Assets and liabilities itemized below were measured at fair value on a recurring basis at December 31, 2013:

	Level 1 Quoted Prices in Active Markets for Identical Assets	Level 2 Significant Other Observable Inputs	Level 3 Significant Unobservable Inputs	Assets/ (Liabilities) At Fair Value
Warrants (see Note 19) (1)	$0	$0	$(6,373)	$(6,373)
	$0	$(0)	$(6,373)	$(6,373)

(1)
The Company has classified its warrants liability which could be potentially settled in cash within Level 3 because the fair values are determined using significant unobservable inputs into the Black-Scholes pricing model or the Monte Carlo simulation method.

The tables below presents reconciliations for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Warrants liability:
Balance at the beginning of period	$6,373	$0
Warrants amended in connection with refinancing	72	0
Warrant exercise	(44)	0
Termination of common and preferred warrants	(1,524)	0
Change in fair value of warrants	(4,852)	525
Fair value recorded on the November 19, 2013 transaction date	0	5,848
Balance at the end of period	$25	$6,373

The Company has other financial instruments, such as cash, accounts receivable, due from related party, accounts payable, notes payable and a line of credit. The Company believes the carrying amounts of those assets and liabilities approximate their fair value since those carrying amounts have been estimated to approximate the exit price which would be received to sell these assets or pay to transfer these liabilities to a market participant. See Note 2 for a discussion of our accounting policy regarding fair value.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

During the year ended December 31, 2014, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 3):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Patents (2)	Chemical Light	$5,277	$2,154
Trade name (3)	Chemical Light	4,303	667

During the year ended December 31, 2013, the following assets, all of which are Level 3 assets, were identified as impaired and were adjusted to their fair values (in thousands of dollars) (see also Note 3):

	Cyalume Reporting Unit (1)	Loss Recognized	Fair Value
Goodwill (4)	CTS Training	$168	$0
Patents (2)	CTS Training	174	17
Trade name (3)	CTS Training	17	0
Non-compete agreements (5)	CTS Training	34	0
Customer Relationships	CTS Training	650	60

(1)
The Company is managed as one operating segment with three reporting units: Chemical Light (the operations of CTI, CTSAS and CTS), Specialty Products (the operations of CSP) and Other (the operations of CRI and the parent company Cyalume Technologies Holdings, Inc.). Specialty Products’ goodwill was not considered to be impaired and our Other reporting unit does not have a goodwill asset.

(2)
The fair value of the impaired patent asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the patents, net of estimated income taxes (an income approach).

(3)
The fair value of the impaired trademarks and trade names asset was determined using the “relief from royalty” method, which calculates the present value of a stream of estimated future royalty payments that an entity would be willing to pay in order to utilize the trademarks and trade names, net of estimated income taxes (an income approach).

(4)
The fair value of the impaired goodwill asset was determined calculating the excess of the fair value of the reporting unit over the fair values assigned to its assets and liabilities and utilized present value techniques utilizing each reporting unit’s forecasted after-tax cash flows.

(5)
The fair value of the impaired non-compete agreement asset was determined using the “comparative business valuation” method, which compares the present value of two streams of the reporting unit’s estimated future cash flows; one stream assuming the non-compete agreements are in place and the other stream assuming the agreements are not in place (an income approach).